Taxes - Income tax - Net current tax - Reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Amount of tax refund related to the loss of sole control	€ 1,022	€ 1,028	€ (1,160)
Adjustments for current tax of prior periods			2,246
Orange Concessions
Disclosure of subsidiaries [line items]
Amount of disbursements and income tax expenses on gain arising from losses of sole control		47
FiberCo Poland [Member]
Disclosure of subsidiaries [line items]
Amount of tax refund related to the loss of sole control	€ 11
Amount of disbursements and income tax expenses on gain arising from losses of sole control		27
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods		€ 2,246	€ 2,246